Fees Summary	Mar. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 16,500,000
Previously Paid Amount	0.00
Total Fee Amount	2,278.65
Total Offset Amount	0.00
Net Fee	2,278.65
Narrative - Max Aggregate Offering Price	$ 16,500,000
Final Prospectus	true